Property and Equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net
Total	$ 14,895,521	$ 11,525,411
Less: Accumulated depreciation	(9,501,779)	(5,855,562)
Property and equipment, net	5,393,742	5,669,849
Depreciation expenses	3,639,269	2,958,276	$ 1,153,606
Electronic equipment
Property, Plant and Equipment, Net
Total	12,729,696	9,622,184
Office equipment and furniture
Property, Plant and Equipment, Net
Total	363,163	334,452
Motor vehicles
Property, Plant and Equipment, Net
Total	82,470	82,470
Leasehold improvements
Property, Plant and Equipment, Net
Total	1,714,381	1,410,105
Construction in Progress
Property, Plant and Equipment, Net
Total	$ 5,811	$ 76,200